Short-Term Debt (Summary of Short-Term Debt) (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [abstract]
Short-term debt	$ 1,815	$ 2,142
Other short-term debt	$ 179	$ 207